Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

Note 15 — Income Taxes

For financial reporting purposes, the net pre-tax book income and/or loss from continuing and discontinued operations for the U.S. and foreign entities, in the aggregate, was:

(In thousands)	December 31, 2024	December 31, 2023
United States	$(41,746)	$(18,650)
Foreign	—	—
Total	$(41,746)	$(18,650)

Income tax expense (benefit) from continuing and discontinued operations consisted of the following for the years ended December 31, 2024 and December 31, 2023:

(In thousands)	December 31, 2024	December 31, 2023
Current:
Federal	$—	$—
State	(2)	2
Foreign	—	—
Subtotal	(2)	2

Deferred:
Federal	—	—
State	—	—
Foreign	—	—
Subtotal	—	—
Total	$(2)	$2

The reconciliation between the Company’s effective tax rate on income from continuing operations discontinued operations and the statutory tax rate for the years ended December 31, 2024 and December 31, 2023 is as follows:

(In thousands)	December 31, 2024	December 31, 2023
Current tax at U.S. statutory rate	$(8,767)	$(3,925)
Nondeductible/nontaxable items	3,336	(336)
State taxes	(872)	(458)
Rate change	(717)	1,613
True-up and other	1,383	2,621
Valuation allowance	5,635	487
Income tax expense (benefit)	$(2)	$2

Deferred income taxes reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Realization of net deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain.

The following items comprise the Company’s net deferred tax assets and liabilities as of December 31, 2024 and December 31, 2023:

(In thousands)	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss carryforward	$48,662	$35,491
Accruals, reserves, and other	4,422	11,559
Stock-based compensation	442	706
Research and development tax credit carryforward	—	—
Lease liability	126	464
Fixed assets	116	246
Intangible assets	3,475	3,104
Capitalized sec. 174 R&E	1,731	2,068
Credits	1,221	—
Uncertain tax positions	(1,221)	—
Total Deferred Tax Asset	58,974	53,638

Valuation allowance	(58,852)	(53,219)
Deferred income tax assets, net of Valuation Allowance	122	419

Deferred tax liabilities:
Right-of-Use Asset	(122)	(419)
Total Deferred Tax Liability	(122)	(419)

Net Deferred Tax Asset/(Liability)	$—	$—

The Company continually evaluates the likelihood of the realization of deferred tax assets and adjusts the carrying amount of the deferred tax assets by the valuation allowance to the extent the future realization of the deferred tax assets is more likely than not. The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent cumulative earnings experience by taxing jurisdiction, expectation of future taxable income or loss, the carryforward periods available to the Company for tax reporting purposes, and other relevant factors.

As of December 31, 2024, based on the Company’s history of earnings and its assessment of future earnings, management believes that it is more likely than not that future taxable income will not be sufficient to realize the deferred tax assets. Therefore full valuation allowance has been applied to deferred tax assets.

Effective for tax years beginning after December 31, 2021, taxpayers are required to capitalize any expenses incurred that are considered incidental to research and experimentation (“R&E”) activities under U.S. Internal Revenue Code (“IRC”) Section 174. While taxpayers historically had the option of deducting these expenses under IRC Section 174, the December 2017 Tax Cuts and Jobs Act mandates capitalization and amortization of R&E expenses for tax years beginning after December 31, 2021. Expenses incurred in connection with R&E activities in the U.S. must be amortized over a 5-year period if incurred, and R&E expenses incurred outside the U.S. must be amortized over a 15-year period. R&E activities are broader in scope than qualified research activities that are considered under IRC Section 41 (relating to the research tax credit).

As of the year ended December 31, 2024, the Company has federal and state net operating loss carryforwards of approximately $197.6 million and $128.7 million respectively. Federal net operating loss carryforwards in the amount of $0.7 million begin expiring in 2036 and approximately $196.9 million have an indefinite life. Federal net operating loss (“NOL”) carryforwards generated after tax year 2021 are subject to an 80% limitation on taxable income, do not expire and will carryforward indefinitely. State net operating loss carryforwards in the amount of $115.8 million begin expiring in 2039 and approximately $12.8 million have an indefinite life.

The utilization of the Company’s NOLs may be subject to a U.S. federal limitation due to the “change in ownership provisions” under Section 382 of the IRC and other similar limitations in various state jurisdictions. Such limitations may result in a reduction of the amount of net operating loss carryforwards in future years and possibly the expiration of certain net operating loss carryforwards before their utilization.

(In thousands)	December 31, 2024	December 31, 2023
Jurisdiction	NOL Available	NOL Available
Federal	$675	$675
Federal - Indefinite	196,903	143,552
Subtotal - Federal	197,578	144,227

State	115,846	85,245
State - Indefinite	12,814	8,038
Subtotal - State	128,660	93,283

Foreign	—	—
Foreign - Indefinite	—	—
Subtotal - Foreign	$—	$—

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examinations by federal, foreign, and state and local jurisdictions, where applicable. There are currently no pending tax examinations. The Company’s tax years are still open under statute from 2019 to the present in the U.S. and from 2019 to present in the Company’s foreign operations. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state and local tax authorities to the extent utilized in a future period.

As required by the uncertain tax position guidance in ASC Topic 740 (“ASC 740”), Income Tax the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company applied the uncertain tax position guidance in ASC 740, Accounting for Income to all tax positions for which the statute of limitations remained open. Any estimates of tax contingencies contain assumptions and judgments about potential actions by taxing jurisdictions. Any interest and penalties related to uncertain tax positions would be included as part of the income tax provision.

The Company’s conclusions regarding uncertain tax positions may be subject to review and adjustment at a later date based upon ongoing analysis of or changes in tax laws, regulations and interpretations thereof as well as other factors.

Uncertain Tax Positions

Our unrecognized tax benefits at December 31, 2024 relate entirely to research and development tax credits. The total amount of unrecognized tax benefits at December 31, 2024 is $1.2 million. If recognized, none of the unrecognized tax benefits would impact our effective tax rate. The following table summarizes the activity related to our unrecognized tax benefits (in thousands):

(In thousands)	Year ended December 31, 2024
Unrecognized benefit – beginning of period	$—
Prior period tax position increases	1,100
Current period tax position increases	91
Unrecognized benefit – end of period	$1,191

Our policy is to recognize interest and penalties related to income taxes as components of interest expense and other expense, respectively. We incurred no interest or penalties related to unrecognized tax benefits in the years ended December 31, 2024 or 2023. We do not anticipate any significant changes in our uncertain tax positions within twelve months of this reporting date.